Consolidated Statements of Operations (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Stock-based compensation	$ 40,000	$ 30,000	$ 40,000	$ 110,000